Shareholder Report, Holdings (Details) - Essential 40 Stock Fund Class I Shares	May 31, 2024
Eli Lilly & Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Meta Platforms, Inc., A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delta Air Lines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JPMorgan Chase & Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Exxon Mobil Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Consumer Discretionary Sector [Member] [Default Label]
Holdings [Line Items]
Percent of Total Investments	3.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Liabilities in Excess of Other Assets Sector [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
Consumer Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%